AIG
                                MONEY MARKET FUND
                                  ANNUAL REPORT
                                OCTOBER 31, 2000

                                       AIG

                                   ADVISED BY
                          AIG CAPITAL MANAGEMENT CORP.

AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS, OCTOBER 31, 2000



Dear Shareholder:

We are pleased to provide you with the annual report for the AIG Money Market Fund (the "Fund") for its fiscal year ending October 31, 2000.

During the period under review, the Fund continued to provide competitive money market returns while seeking to preserve principal value and maintain a high degree of liquidity. The fiscal year started off in a continued economic expansion in the United States which gave rise to concerns of higher inflation. In pre-emptive strikes against inflation, the Federal Reserve Board raised its target for short-term interest rates on four occasions during the reporting period for a total increase of 100 basis points. Such increases benefited money market fund investors and resulted to higher yields for the AIG Money Market Fund by the end of the reporting period than at the start of the period. In addition, money market funds provided a safe harbor from the highly volatile equity markets, which in early spring reversed their upward trend and continued to exhibit tremendous volatility. It is anticipated that the Federal Reserve Board will reverse its stance on monetary tightening in the coming months in response to signs of a slowing economy. We will continue to monitor prevailing market conditions in order to manage the Fund in a manner that provides competitive returns commensurate with the Fund's objectives of preservation of principal and liquidity.

The following pages contain information on the Fund's performance during the reporting period and its portfolio holdings at the end of its fiscal year.

We appreciate your participation in the Fund.

Sincerely,
/s/signature omitted

Helen Stefanis
President
AIG Capital Management Corp.

STATEMENT OF NET ASSETS                                   AIG MONEY MARKET FUND
OCTOBER 31, 2000
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND

--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
COMMERCIAL PAPER (67.5%)
--------------------------------------------------------------------------------
AIR TRANSPORTATION (1.9%)
          BAA (A)
 $10,152    6.573%, 12/04/00                    $ 10,092
--------------------------------------------------------------------------------
                                                  10,092
--------------------------------------------------------------------------------
AUTOMOTIVE (4.7%)
--------------------------------------------------------------------------------
          DaimlerChrysler North America Holdings
  25,000    6.523%, 11/16/00                      24,932
--------------------------------------------------------------------------------
                                                  24,932
--------------------------------------------------------------------------------
BANK HOLDING COMPANIES (3.8%)
--------------------------------------------------------------------------------
          Citicorp
  20,000    6.528%, 11/03/00                      19,993
--------------------------------------------------------------------------------
                                                  19,993
--------------------------------------------------------------------------------
BANKS (4.7%)
--------------------------------------------------------------------------------
          Dresdner Bank
  10,000    6.506%, 11/02/00                       9,998
          UBS Finance
  15,000    6.651%, 11/01/00                      15,000
--------------------------------------------------------------------------------
                                                  24,998
--------------------------------------------------------------------------------
CHEMICALS (5.2%)
--------------------------------------------------------------------------------
          Dow Chemical
  22,000    6.631%, 11/01/00                      22,000
          Lubrizol
   1,815    6.537%, 11/03/00                       1,814
   4,000    6.612%, 11/20/00                       3,986
--------------------------------------------------------------------------------
                                                  27,800
--------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT (1.5%)
--------------------------------------------------------------------------------
          Motorola
   7,900    6.568%, 12/26/00                       7,822
--------------------------------------------------------------------------------
                                                   7,822
--------------------------------------------------------------------------------
ENTERTAINMENT (3.8%)
--------------------------------------------------------------------------------
          Walt Disney
  20,000    6.495%, 11/09/00                      19,971
--------------------------------------------------------------------------------
                                                  19,971
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
FINANCIAL SERVICES (15.0%)
--------------------------------------------------------------------------------
          Associates of North America
 $15,000    6.522%, 11/02/00                    $ 14,997
          General Electric Capital Services
  15,000    6.528%, 11/03/00                      14,995
          Liberty Mutual Capital (A)
  10,000    6.525%, 11/07/00                       9,989
          Merrill Lynch
  15,000    6.551%, 11/01/00                      15,000
          Morgan Stanley Dean Witter
  25,000    6.521%, 11/15/00                      24,937
--------------------------------------------------------------------------------
                                                  79,918
--------------------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO (21.6%)
--------------------------------------------------------------------------------
          Anheuser-Busch
  22,000    6.601%, 11/01/00                      22,000
          H.J. Heinz
  25,000    6.488%, 11/02/00                      24,996
          Hershey Foods
  13,000    6.478%, 11/02/00                      12,998
          Kellogg
  29,000    6.509%, 11/01/00                      29,000
          Sara Lee
  26,000    6.479%, 11/02/00                      25,995

-------------------------------------------------------------------------------
                                                 114,989
-------------------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (5.3%)
-------------------------------------------------------------------------------
          AT&T
  20,000    6.543%, 11/06/00                      19,982
   8,200    6.518%, 11/08/00                       8,190
-------------------------------------------------------------------------------
                                                  28,172
-------------------------------------------------------------------------------
          TOTAL COMMERCIAL PAPER
            (Cost $358,687)                      358,687
-------------------------------------------------------------------------------

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENT OF NET ASSETS                                   AIG MONEY MARKET FUND
OCTOBER 31, 2000
--------------------------------------------------------------------------------
AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
  FACE
 AMOUNT                                           VALUE
  (000)                                           (000)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
CERTIFICATES OF DEPOSIT (27.9%)
--------------------------------------------------------------------------------
BANKS (27.9%)
--------------------------------------------------------------------------------
          Bank of Austria
 $25,000    6.600%, 11/10/00                    $ 25,000
          Bayerische Hypo-Vereinsbank
  25,000    6.550%, 12/01/00                      25,001
          Bayerische Landesbank Girozentrale
  10,000    6.680%, 01/16/01                      10,000
          Canadian Imperial Bank of Commerce
  20,000    6.580%, 12/20/00                      20,001
          Deutsche Bank
  10,000    6.900%, 12/06/00                      10,002
          Royal Bank of Scotland
  25,000    6.530%, 11/06/00                      25,000
          San Paolo IMI
   8,000    6.950%, 01/31/01                       8,004
          Westdeutsche Landesbank Girozentrale
  25,000    7.100%, 05/07/01                      25,000
--------------------------------------------------------------------------------
                                                 148,008
--------------------------------------------------------------------------------
          TOTAL CERTIFICATES OF DEPOSIT
            (Cost $148,008)                      148,008
--------------------------------------------------------------------------------
TIME DEPOSIT (4.2%)
--------------------------------------------------------------------------------
          SunTrust Bank Euro Time Deposit
  22,390    6.563%, 11/01/00                      22,390
--------------------------------------------------------------------------------
          TOTAL TIME DEPOSIT
            (Cost $22,390)                        22,390
--------------------------------------------------------------------------------
          TOTAL INVESTMENTS (99.6%)
            (Cost $529,085)                      529,085
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES, NET (0.4%)           2,023
--------------------------------------------------------------------------------



                                                  VALUE
                                                  (000)
--------------------------------------------------------------------------------
NET ASSETS:
--------------------------------------------------------------------------------
          Portfolio Shares of Class A
           (unlimited authorization -- no
            par value) based on 441,710,437
            outstanding shares of
            beneficial interest                  $441,711
          Portfolio Shares of Class B
           (unlimited authorization -- no
            par value) based on 89,412,793
            outstanding shares of beneficial
            interest                               89,398
          Distributions in excess of net
            investment income                          (1)
--------------------------------------------------------------------------------
          TOTAL NET ASSETS (100.0%)              $531,108
--------------------------------------------------------------------------------
          Net Asset Value, Offering and
            Redemption Price Per
            Share -- Class A                        $1.00
          Net Asset Value, Offering
            and Redemption Price Per
            Share -- Class B                        $1.00
--------------------------------------------------------------------------------
(A) SECURITY SOLD WITHIN TERMS OF A PRIVATE PLACEMENT MEMORANDUM, EXEMPT FROM REGISTRATION UNDER SECTION 4(2) OR 144A OF THE SECURITIES ACT OF 1933, AS AMENDED, AND MAY BE SOLD ONLY TO DEALERS IN THAT PROGRAM OR OTHER "ACCREDITED INVESTORS". THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID UNDER GUIDELINES ESTABLISHED BY THE BOARD OF TRUSTEES.


     THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS (000)                             AIG MONEY MARKET FUND
FOR THE YEAR ENDED OCTOBER 31, 2000
--------------------------------------------------------------------------------


AIG MONEY MARKET FUND
--------------------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                          $46,770
                                                                     -------
     Total Investment Income                                          46,770
                                                                     -------

EXPENSES:
   Investment Advisory Fees                                            1,898
   Waiver of Investment Advisory Fees                                   (759)
   Distribution Fees (1)                                                 383
   Administrative Fees                                                   461
   Waiver of Administrative Fees                                         (30)
   Custodian Fees                                                         11
   Transfer Agent Fees                                                    64
   Registration and Filing Fees                                          118
   Insurance and Other Fees                                               22
   Printing Fees                                                          35
   Professional Fees                                                      36
   Trustee Fees                                                            6
                                                                     -------
       Total Expenses, Net                                             2,245
                                                                     -------
     Net Investment Income                                            44,525
                                                                     -------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                 $44,525
                                                                     =======

(1) Distribution fees are incurred by Class B shares only.





      THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


STATEMENT OF CHANGES IN NET ASSETS (000)                                                       AIG MONEY MARKET FUND
FOR THE YEARS ENDED OCTOBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    11/1/99 TO             11/1/98 TO
AIG MONEY MARKET FUND                                                                10/31/00               10/31/99
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT ACTIVITIES:
   Net Investment Income                                                           $    44,525            $    30,105
                                                                                   -----------            -----------
     Increase in Net Assets Resulting from Operations                                   44,525                 30,105
                                                                                   -----------            -----------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net Investment Income
     Class A                                                                           (38,473)               (22,636)
     Class B                                                                            (6,056)                (7,469)
                                                                                   -----------            -----------
   Total Distributions                                                                 (44,529)               (30,105)
                                                                                   -----------            -----------
SHARE TRANSACTIONS (AT $1.00 PER SHARE):
   Class A
     Shares Issued                                                                  50,769,051             30,307,763
     Shares Issued in Lieu of Cash Distributions                                        38,437                 24,169
     Shares Redeemed                                                               (50,913,793)           (30,035,003)
                                                                                   -----------            -----------
       Net Class A Share Transactions                                                 (106,305)               296,929
                                                                                   -----------            -----------
   Class B
     Shares Issued                                                                     639,396                655,972
     Shares Issued in Lieu of Cash Distributions                                         6,013                  8,054
     Shares Redeemed                                                                  (659,581)              (715,534)
                                                                                   -----------            -----------
       Net Class B Share Transactions                                                  (14,172)               (51,508)
                                                                                   -----------            -----------
Increase (Decrease) in Net Assets from Share Transactions                             (120,477)               245,421
                                                                                   -----------            -----------
Total Increase (Decrease) in Net Assets                                               (120,481)               245,421
NET ASSETS:
   Beginning of Period                                                                 651,589                406,168
                                                                                   -----------            -----------
   End of Period                                                                   $   531,108            $   651,589
                                                                                   ===========            ===========

Amounts designated as "--" are either $0 or have been rounded to $0.




  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS


FINANCIAL HIGHLIGHTS                                                                                           AIG MONEY MARKET FUND
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD
------------------------------------------------------------------------------------------------------------------------------------
FOR THE PERIODS ENDED OCTOBER 31,

                                                                                                                           RATIO
                                                                                                                           OF NET
                                                                                                 RATIO       RATIO       INVESTMENT
                 NET                                 NET                 NET                    OF NET    OF EXPENSES      INCOME
                ASSET               DISTRIBUTIONS   ASSET              ASSETS      RATIO      INVESTMENT   TO AVERAGE    TO AVERAGE
                VALUE        NET      FROM NET      VALUE                END    OF EXPENSES     INCOME     NET ASSETS     NET ASSETS
              BEGINNING  INVESTMENT  INVESTMENT      END     TOTAL   OF PERIOD   TO AVERAGE   TO AVERAGE   (EXCLUDING    (EXCLUDING
              OF PERIOD    INCOME      INCOME     OF PERIOD  RETURN     (000)    NET ASSETS   NET ASSETS     WAIVERS)      WAIVERS)
              ---------  ---------- ------------- ---------  ------  ---------  -----------   ----------   ----------    -----------
-----------------------
AIG MONEY MARKET FUND
-----------------------
   CLASS A
     2000       $1.00      $0.06      $(0.06)     $1.00      6.11%    $441,711       0.25%       5.92%        0.35%        5.82%
     1999        1.00       0.05       (0.05)      1.00      4.94     $548,019       0.26        4.83         0.36         4.73
     1998        1.00       0.05       (0.05)      1.00      5.49     $251,090       0.26        5.37         0.36         5.27
     1997        1.00       0.05       (0.05)      1.00      5.41     $329,125       0.27        5.30         0.39         5.18
     1996        1.00       0.05       (0.05)      1.00      5.26     $253,865       0.39        5.15         0.41         5.13
   CLASS B
     2000       $1.00      $0.06      $(0.06)     $1.00      5.74%    $ 89,397       0.60%       5.53%        0.70%        5.43%
     1999        1.00       0.05       (0.05)      1.00      4.58      103,570       0.61        4.46         0.71         4.36
     1998        1.00       0.05       (0.05)      1.00      5.12      155,078       0.62        5.00         0.72         4.90
     1997        1.00       0.05       (0.05)      1.00      5.04      108,754       0.63        4.93         0.74         4.82
     1996        1.00       0.05       (0.05)      1.00      4.89      135,384       0.74        4.79         0.77         4.76

Note: The 7-day current and effective annualized yields as of October 31, 2000 are: Class A shares 6.42% and 6.63%, respectively and
      Class B shares 6.07% and 6.26%, respectively.




  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS                              AIG MONEY MARKET FUND
OCTOBER 31, 2000
--------------------------------------------------------------------------------

1.   ORGANIZATION:

     The Advisors' Inner Circle Fund (the "Trust") is organized as a Massachusetts business trust under an Amended and Restated Agreement and Declaration of Trust dated February 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company with ten portfolios. The financial statements herein are those of one such Fund, the AIG Money Market Fund (the "Fund"), which offers two classes of shares: Class A and Class B. The financial statements of the remaining Funds are presented separately. The assets of each Fund are segregated, and a shareholders' interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of the Funds' investment objectives, policies and strategies.

     The AIG Money Market Fund is a money market fund, offered by prospectus through its distributor or sub-distributor. The prospectus should be read carefully prior to making an investment.

     The AIG Money Market Fund seeks to preserve the value of the shareholders' investment at $1.00 per share, although there is no assurance that this will be so on a continuing basis and it is possible to lose money. Money market fund shares are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Past performance does not guarantee future results and the yield will fluctuate.

2.   SIGNIFICANT ACCOUNTING POLICIES:

     The following is a summary of the significant accounting policies followed by the Fund.

         SECURITY VALUATION -- Investment securities are stated at amortized cost, which approximates market value. Under this valuation method, purchase discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

         FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

         SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

         NET ASSET VALUE PER SHARE -- The net asset value per share of each class of the Fund is calculated on each business day by dividing the total value of assets attributable to such class, less liabilities, by the number of shares of such class outstanding.

         REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements and provisions adopted by the Advisor ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event

NOTES TO FINANCIAL STATEMENTS (CONTINUED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2000
--------------------------------------------------------------------------------
         of default by the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

         EXPENSES -- Expenses that are directly related to the Fund are charged directly to the Fund. Other operating expenses of the Trust are prorated to the portfolios on the basis of relative net asset value. Class specific expenses, such as the 12b-1 fees, are borne by that class. Income, other expenses and realized gains and losses of the Fund are allocated to the respective classes on the basis of the relative net asset value each day.

         DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared daily and paid to shareholders monthly. Any net realized capital gains are distributed to shareholders at least annually.

         USE OF ESTIMATES --The preparation of financial statements in conformity with accounting principles generally acepted in the United States requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   TRANSACTIONS WITH AFFILIATES:

     Certain officers of the Trust are also officers of SEI Investments Mutual Funds Services (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers of the Trust.

     The Fund has entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Funds. For its services, the Distributor received $35,818 for the year ended October 31, 2000.

4.   ADMINISTRATION, SHAREHOLDER SERVICING AND DISTRIBUTION AGREEMENTS:

     The Trust and the Administrator are parties to an Administration Agreement under which the Administrator provides administrative services at an annual rate of 0.06% of the Fund's average daily net assets up to $500 million; 0.05% of the average daily net assets from $500 million up to and including $1 billion; and 0.04% of the average daily net assets in excess of $1 billion. There is a minimum annual fee of $95,000 per portfolio plus $15,000 for each additional class.

     The Trust and the Administrator entered into an agreement dated May 19, 2000 whereby the Administrator agrees to pay the Fund's transfer agency expenses up to a maximum of $70,000 annually to the extent aggregate annual average net assets of Class A and Class B Shares remain greater than $450 million. A waiver of the Administration fee on a dollar for

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)                  AIG MONEY MARKET FUND
OCTOBER 31, 2000
--------------------------------------------------------------------------------
     dollar basis will offset transfer agency expenses billed to the fund. In accordance with this agreement, the Administrator waived $30,000 of Administration fees for the year ended October 31, 2000.

     The Trust and the Distributor entered into a Distribution Agreement dated November 14, 1991 as Amended and Restated August 8, 1994. The Distributor receives no fees for its distribution services under this agreement.

     AIG Equity Sales Corp. serves as the Sub-Distributor and Shareholder Servicing Agent to the Fund. The Fund has adopted a Distribution Plan ("the Plan") relating to the Class B shares pursuant to the Investment Company Act of 1940, Rule 12b-1. The Plan provides for payment of fees to the Distributor at an annual rate of 0.35% of the average daily net assets of the Class B shares. Such fees are then paid to the Sub-Distributor for services provided.

     DST Systems, Inc. (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5.   INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:

     The Fund and AIG Capital Management Corp. (the "Advisor") are parties to an Investment Advisory Agreement (the "Advisory Agreement"). Under the terms of the Advisory Agreement, the Advisor receives an annual fee equal to 0.25% of the Fund's average daily net assets. The Advisor has voluntarily agreed to waive and reduce its fee by 0.10% of the Fund's average daily net assets, and to waive additional fees and/or reimburse certain expenses of the Fund in order to limit operating expenses to not more than 0.40% of the average daily net assets of Class A and not more than 0.75% of the average daily net assets of Class B. Fee waivers are voluntary and may be terminated at any time upon sixty days' written notice to the Fund.

     First Union National Bank acts as custodian (the "Custodian") for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased and sold by the Fund.

6.   CONCENTRATION OF CREDIT RISK:

     The Fund invests primarily in high quality money market instruments. The Fund maintains a diversified portfolio which currently has a concentration of assets in the banking industry. The ability of the issuers of the securities held by the Fund to meet their obligations may be affected by economic developments in the banking industry. The summary of credit quality rating for securities held by the Fund at October 31, 2000 is as follows:

                                           S & P                  MOODY'S
                                     ----------------        ----------------
                                       A1 +    64.4%          P1        100%
                                       A1      35.6           NR         --
                                             -------                   ----
                                              100.0%                    100%
                                             =======                   =====

REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

--------------------------------------------------------------------------------
To the Shareholders and Board of Trustees of AIG Money Market Fund of
The Advisors' Inner Circle Fund:

We have audited the accompanying statement of net assets of AIG Money Market Fund (the "Fund"), one of the funds constituting The Advisors' Inner Circle Fund, as of October 31, 2000, and the related statement of operations, the statements of changes in net assets, and the financial highlights for the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of AIG Money Market Fund of The Advisors' Inner Circle Fund as of October 31, 2000, and the results of its operations, the changes in its net assets, and the financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States.





ARTHUR ANDERSEN LLP

Philadelphia, Pennsylvania
December 15, 2000

                             NOTICE TO SHAREHOLDERS
                                       OF
                         THE ADVISORS' INNER CIRCLE FUND
                                   (UNAUDITED)

For shareholders that do not have an October 31, 2000 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2000 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2000, each portfolio is designating the following items with regard to distributions paid during the year.


                                           LONG TERM
                                          (20% RATE)      ORDINARY
                                         CAPITAL GAIN      INCOME       TAX-EXEMPT       TOTAL        QUALIFYING
             FUND                        DISTRIBUTION   DISTRIBUTIONS    INTEREST    DISTRIBUTIONS   DIVIDENDS (1)
          ----------                    -------------  --------------    ---------   --------------   -------------
AIG Money Market Fund                        0.00%         100.00%         0.00%        100.00%          0.00%

---------------------------------------------------------------------------------------------------------------------
(1) QUALIFYING DIVIDENDS REPRESENT DIVIDENDS WHICH QUALIFY FOR THE CORPORATE DIVIDENDS RECEIVED DEDUCTION AND IS
REFLECTED AS A PERCENTAGE OF "ORDINARY INCOME DISTRIBUTIONS".

    INVESTMENT ADVISOR:
    AIG CAPITAL MANAGEMENT CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    DISTRIBUTOR:
    SEI INVESTMENTS DISTRIBUTION CO.
    OAKS, PA 19456

    SUB-DISTRIBUTOR:
    AIG EQUITY SALES CORP.
    70 PINE STREET
    NEW YORK, NY 10270

    For information call: 1-800-845-3885
















    This information must be preceded or accompanied by a current prospectus.


    AIG-F-005-07000